Interests in Resource Properties (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	$ 92,551	$ 59,692
Ending balance	273,250	92,551
Hydrocarbon Probable Reserves
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	12,367	9,416
Additions	0	0
Disposal	0	0
Reversal (recognition) of impairment (losses)	0	2,951
Ending balance	12,367	12,367
Hydrocarbon Undeveloped lands
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	9,335	10,039
Additions	0	0
Disposal	(4,695)	(74)
Reversal (recognition) of impairment (losses)	0	(630)
Ending balance	$ 4,640	$ 9,335